Other financial assets, current (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)
Other financial assets
Total		₨ 232,287	$ 3,633	₨ 273,926
Interest reinvested on current term deposits	₨ 16,720	22,242
Movement in the Government Grant
Balance at the beginning of the year	156,835	32,120
Recorded in statement of profit or loss	86,810	233,180
Received during the year	(24,925)	(108,465)
Effect of movement in exchange rate	123
Balance at the end of the year	₨ 218,843	156,835
Interest accrued on term deposits
Other financial assets
Total		2,404		5,702
Interest accrued on advances to related parties
Other financial assets
Total		1,642
Security deposits
Other financial assets
Total		71,406		48,746
Others (includes Government Grant)
Other financial assets
Total		₨ 156,835		₨ 219,478